Quarterly Holdings Report
for

Fidelity® Municipal Bond Index Fund

September 30, 2020

MBL-QTLY-1120
1.9894013.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Alabama - 1.4%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,723
Series 2017 A, 4% 6/1/37	25,000	29,009
Series 2017 B, 5% 9/1/26	75,000	94,798
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	28,479
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	178,986
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	5,000	5,220
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	120,000	126,752
Series A, 4% 6/1/22	30,000	31,708
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,225
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	55,025
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	62,158
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	5,000	5,223
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	55,052
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	53,154
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	154,960
Series 2017 B1, 3.25% 9/1/31	5,000	5,472
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	52,875
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,764

TOTAL ALABAMA		1,035,583

Alaska - 0.4%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	111,007
Series 2015 B, 5% 8/1/27	50,000	60,578
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/22 (b)	165,000	165,290

TOTAL ALASKA		336,875

Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	41,233
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	20,000	15,871
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,378
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,606
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	62,340
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	198,494
Series 2017 D, 5% 7/1/25	15,000	17,798
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	111,976
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,999
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	56,466
Series 2011 A, 5% 12/1/25	65,000	68,584
Series A:
5% 12/1/24	110,000	116,119
5% 1/1/36	40,000	49,143
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	65,277
5.25% 12/1/24	10,000	11,690
5.25% 12/1/26	15,000	18,461
Series 2007, 5.25% 12/1/23	20,000	22,636
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	53,297
Series 2020 A, 4% 8/1/44	100,000	115,073

TOTAL ARIZONA		1,119,441

Arkansas - 0.0%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	38,967
California - 20.6%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,758
5% 10/1/36	20,000	23,112
Anaheim Elementary School District Series 2016, 3% 8/1/46	120,000	125,287
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C:
0% 9/1/28 (FSA Insured)	95,000	84,450
0% 9/1/32 (FSA Insured)	105,000	82,692
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	58,477
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,931
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	142,485
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,825
Series 2017 S7, 4% 4/1/47	5,000	5,610
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	40,000	42,919
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	48,284
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	40,892
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	46,896
Series BA, 5% 12/1/32	65,000	87,007
California Edl. Facilities Auth. Rev.:
Series 2001 A, 0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,137
Series T1, 5% 3/15/39	30,000	45,127
Series U6, 5% 5/1/45	35,000	54,771
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	79,823
Series 2013:
5% 9/1/26	75,000	85,069
5% 9/1/27	55,000	62,384
5% 11/1/30	25,000	28,401
Series 2014:
5% 11/1/22	90,000	99,018
5% 10/1/23	35,000	39,999
5% 11/1/23	50,000	57,332
5% 10/1/28	30,000	35,408
Series 2015:
5% 8/1/23	25,000	28,376
5% 8/1/26	65,000	79,167
5% 8/1/26	75,000	89,693
5% 9/1/26	20,000	24,416
5% 9/1/28	50,000	60,417
5% 8/1/29	20,000	24,051
5% 8/1/45	40,000	47,224
5.25% 8/1/30	95,000	115,166
Series 2016:
3% 9/1/33	120,000	129,746
4% 9/1/35	50,000	57,745
5% 9/1/22	105,000	114,771
5% 9/1/24	45,000	53,223
5% 9/1/26	85,000	107,267
5% 8/1/27	45,000	56,451
5% 9/1/30	75,000	78,179
5% 9/1/30	15,000	18,613
5% 9/1/32	50,000	61,784
5% 9/1/45	10,000	12,119
Series 2017:
3.5% 8/1/27	25,000	29,723
4% 8/1/37	25,000	29,126
5% 11/1/22	70,000	77,014
5% 11/1/27	75,000	97,275
Series 2019:
4% 4/1/25	45,000	52,342
5% 4/1/25	105,000	126,813
5% 4/1/27	10,000	12,777
5% 4/1/35	5,000	5,739
5% 4/1/36	75,000	85,995
5% 8/1/36	100,000	127,243
Series 2020:
2% 11/1/36	60,000	60,224
3% 3/1/28	50,000	58,147
4% 3/1/50	40,000	46,372
5% 3/1/32	50,000	66,775
5% 3/1/32	50,000	66,775
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	85,326
Series 2011 D, 5% 8/15/25	125,000	129,943
Series 2013 A:
4% 3/1/43	35,000	36,831
5% 3/1/22	395,000	419,257
Series 2015, 5% 11/15/26	50,000	61,379
Series 2016 A, 3% 10/1/41	50,000	52,010
Series 2016 B, 5% 11/15/46	25,000	29,305
Series 2017 A, 5% 11/1/27	20,000	25,764
Series 2018 A:
4% 11/15/42	15,000	16,761
5% 11/15/26	35,000	43,707
5% 11/15/33	25,000	30,950
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016, 5% 10/1/26	15,000	18,837
Series 2018, 5% 10/1/26	25,000	31,842
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,006
California Pub. Works Board Lease Rev. Series D, 5% 9/1/21	95,000	99,188
California State Univ. Rev.:
Series 2015 A, 5% 11/1/43	40,000	47,997
Series 2016 A:
3.125% 11/1/36	50,000	53,095
5% 11/1/45	125,000	151,505
Series 2017 A, 5% 11/1/21	50,000	52,668
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	42,514
5% 1/1/32	20,000	24,072
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	25,000	33,098
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	101,190
Series 2017 A, 5% 4/1/47	55,000	61,448
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	26,743
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,908
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,602
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (FSA Insured)	300,000	273,765
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	102,325
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	10,410
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	161,208
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	77,363
Series 2017 B, 5% 6/1/27	5,000	6,511
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	30,879
0% 8/1/38	65,000	43,252
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	63,837
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,844
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	38,411
0% 1/1/29 (Escrowed to Maturity)	20,000	18,315
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	38,278
5% 1/15/42 (FSA Insured)	85,000	93,611
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	47,580
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	11,895
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,243
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	238,371
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	44,317
Series 2015 A:
5% 6/1/35	20,000	23,399
5% 6/1/40	20,000	23,171
5% 6/1/45	65,000	74,761
Series 2018 A:
5% 6/1/21	25,000	25,797
5% 6/1/22	90,000	97,160
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,672
Series 2016 B, 3% 8/1/45	20,000	20,920
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	79,814
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	33,866
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	92,566
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	114,064
Series 2016, 3% 8/1/32	35,000	38,131
Series B, 0% 8/1/35	150,000	109,269
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	30,000	38,933
Series A, 5% 8/1/30	30,000	35,171
Series C, 5% 8/1/22	25,000	27,192
Series F, 5% 8/1/24	35,000	39,716
Series G, 5% 8/1/27	10,000	11,774
Series K, 4% 8/1/35	20,000	23,062
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	56,453
Series 2020 A, 4% 6/1/36	250,000	301,883
Los Angeles Dept. Arpt. Rev.:
Series 2018 C, 5% 5/15/37 (b)	75,000	89,841
Series 2018 D, 5% 5/15/22 (b)	80,000	85,826
Series A, 5% 5/15/38	50,000	57,540
Series B, 5% 5/15/34 (b)	10,000	12,169
Series C, 5% 5/15/33 (b)	90,000	109,052
Series D, 5% 5/15/26 (b)	65,000	79,092
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	10,000	11,076
Series 2014 C:
4% 7/1/22	55,000	58,664
5% 7/1/29	40,000	46,804
Series 2014 D, 5% 7/1/44	45,000	51,621
Series 2017 A, 5% 7/1/28	5,000	6,357
Series A, 5% 7/1/31	15,000	19,308
Series B:
5% 7/1/29	50,000	57,411
5% 7/1/30	40,000	45,081
5% 7/1/30	55,000	73,049
Series C, 5% 7/1/37	25,000	32,507
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	21,692
Series 2014 A, 5% 7/1/44	25,000	28,728
Series A:
5% 7/1/33	20,000	24,894
5% 7/1/33	25,000	31,943
Series B, 5% 7/1/25	25,000	28,294
Series C, 5% 7/1/23	90,000	97,633
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	180,837
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	40,000	41,448
Series 2014 C:
5% 7/1/23	50,000	56,602
5% 7/1/24	40,000	47,065
Series 2016 A, 5% 7/1/40	30,000	35,337
Series 2020, 5% 7/1/25	10,000	12,161
Series A:
5% 7/1/22	40,000	43,376
5% 7/1/22	60,000	65,065
5% 7/1/24	5,000	5,883
5% 7/1/29	5,000	6,626
5% 7/1/30	50,000	66,033
Series C, 5% 7/1/28	55,000	64,176
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	73,884
4% 8/1/47	135,000	151,933
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	73,981
Montebello Unified School District Series A, 5% 8/1/41	50,000	57,794
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	69,705
Series 2009 B, 6.5% 11/1/39	25,000	39,508
Newport Mesa Unified School District:
Series 2011, 0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	17,112
Series 2017, 0% 8/1/39	95,000	53,098
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,867
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	62,892
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	95,312
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	150,707
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	28,343
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,398
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,386
Rancho Santiago Cmnty. College District Series 2013, 4% 9/1/23	155,000	172,372
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	92,936
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,253
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	360,998
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/41 @ 100) (c)	180,000	99,900
Series 2016, 5% 8/1/41	5,000	6,086
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	58,790
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	218,418
5.25% 8/1/47	30,000	37,666
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	56,635
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,618
Series A, 0% 7/1/31	15,000	12,626
Series C:
0% 7/1/30	60,000	51,817
0% 7/1/43	10,000	5,696
Series F1, 5.25% 7/1/28	30,000	40,758
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,443
Series R1, 0% 7/1/30	35,000	30,226
Series R3, 5% 7/1/21	10,000	10,363
Series R4, 5% 7/1/28	70,000	85,092
Series R5, 5% 7/1/26	50,000	63,292
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,254
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,485
Series A1, 5% 8/1/47	80,000	98,496
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,403
Series 2016 A, 5% 5/1/26	25,000	30,651
Series 2017 A, 5% 5/1/47 (b)	40,000	46,265
Series 2017 D, 5% 5/1/24 (b)	35,000	40,178
Series 2019 A, 5% 5/1/49 (b)	25,000	29,608
Series 2019 D:
5% 5/1/26	135,000	165,514
5% 5/1/39	30,000	36,966
Series 2020 A, 4% 5/1/39 (b)	15,000	16,965
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	34,176
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2011, 5% 11/1/20 (Escrowed to Maturity)	85,000	85,339
Series 2015 A, 5% 11/1/29	15,000	18,070
Series D, 5% 11/1/28	40,000	52,082
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	59,065
0% 1/1/26 (Escrowed to Maturity)	30,000	29,209
0% 1/1/28 (Escrowed to Maturity)	35,000	33,272
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	73,628
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,301
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (FSA Insured)	50,000	40,845
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (b)	85,000	89,662
Series 2017 B, 5% 3/1/42	20,000	23,444
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39	150,000	164,513
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	149,682
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	150,605
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	19,062
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (c)	50,000	56,625
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	210,742
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	39,156
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	90,651
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	159,300
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	214,382
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	44,229
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	5,000	5,390
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	37,506
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	95,000	97,836
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	62,456
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/47	65,000	78,637
Series 2018 AZ, 4% 5/15/24	150,000	170,763
Series AF, 5% 5/15/24	55,000	61,976
Series AM, 5.25% 5/15/37	10,000	11,614
Series AO, 5% 5/15/23	15,000	16,911
Series AY, 5% 5/15/28	20,000	25,770
Series I:
5% 5/15/23	75,000	84,449
5% 5/15/25	50,000	60,824
5% 5/15/28	40,000	48,290
Series M, 5% 5/15/36	80,000	98,810
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	236,700
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,911
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,189

TOTAL CALIFORNIA		15,595,930

Colorado - 1.3%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	100,000	111,518
Series 2019 A, 5% 11/1/29	35,000	45,672
Series 2019 A1:
4% 8/1/44	55,000	60,722
5% 8/1/26	60,000	72,508
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	81,334
Series B, 4% 12/1/26	50,000	52,531
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	27,756
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,295
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	26,889
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	45,000	48,721
Series 2017 A, 5% 11/15/28 (b)	30,000	37,190
Series 2018 A, 5% 12/1/36 (b)	60,000	81,836
Series 2018 B, 3.5% 12/1/35	15,000	16,441
Series 2019 C, 5% 11/15/31	30,000	38,831
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	53,141
Series 2017, 5% 12/1/26	50,000	54,712
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,237
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,517
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,910
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,864
Series 2016 B1, 2.75% 6/1/30	85,000	92,725

TOTAL COLORADO		997,350

Connecticut - 1.5%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	17,499
Series 2015 B, 3.375% 6/15/29	25,000	27,159
Series 2016 A, 5% 3/15/26	30,000	36,821
Series 2019 A:
5% 4/15/21	70,000	71,799
5% 4/15/27	25,000	31,554
Series 2020 C, 4% 6/1/31	30,000	36,419
Series A, 5% 3/15/28	35,000	41,178
Series B, 5% 1/15/24	50,000	57,442
Series D:
4% 8/15/31	15,000	17,029
5% 4/15/26	25,000	30,752
Series E:
3.375% 10/15/36	30,000	31,988
5% 9/15/25	30,000	36,359
5% 10/15/25	30,000	36,450
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (a)	225,000	242,413
Series 2020 A, 5% 7/1/30	50,000	64,468
Connecticut Hsg. Fin. Auth.:
Series 2018 A, 3.5% 5/15/33	35,000	38,574
Series B1, 3.45% 11/15/41	5,000	5,251
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	102,195
Series 2016 A, 5% 9/1/31	5,000	6,091
Series 2018 A, 5% 1/1/27	35,000	43,926
Series A, 4% 9/1/35	45,000	50,068
Series B:
5% 10/1/33	10,000	12,558
5% 10/1/36	25,000	30,965
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,615

TOTAL CONNECTICUT		1,100,573

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,324
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	19,429
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	54,172

TOTAL DELAWARE		77,925

District Of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	73,085
Series 2016 A, 5% 6/1/32	40,000	49,245
Series 2017 A, 5% 6/1/29	45,000	57,396
Series 2017 D, 5% 6/1/42	35,000	43,485
Series 2019 A:
5% 10/15/31	80,000	105,498
5% 10/15/44	15,000	18,868
District of Columbia Income Tax Rev. Series 2019 C, 5% 10/1/29	180,000	244,879
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,366
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,206
Series 2014 C:
5% 10/1/27	20,000	23,588
5% 10/1/28	50,000	58,926
Series 2019 A, 5% 10/1/44	20,000	25,686
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	20,078
4% 10/1/53	45,000	49,043
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,625
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	27,019
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	48,458
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,809
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	48,531
Series 2014 A, 5% 10/1/28 (b)	40,000	46,093
Series 2018 A, 5% 10/1/27 (b)	65,000	81,862
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/29	10,000	12,618

TOTAL DISTRICT OF COLUMBIA		1,120,364

Florida - 4.0%
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,388
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	72,695
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	52,233
4% 7/1/40	20,000	22,424
Series 2017, 3.375% 7/1/42	70,000	74,333
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	23,474
Series 2018 A, 4% 6/1/37	55,000	65,071
Series 2019 D, 4% 6/1/30	35,000	43,526
Series A, 5% 6/1/27	80,000	97,014
Series C, 4% 6/1/28	30,000	32,825
Series D, 4% 6/1/32	25,000	29,043
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	65,069
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	45,242
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,330
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	54,614
3.25% 8/1/49	10,000	10,977
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,614
5% 10/1/28	25,000	27,398
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	41,874
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	84,011
Series 2014, 5% 10/1/28	65,000	76,153
Series 2019 A:
5% 10/1/24	85,000	100,881
5% 10/1/29	25,000	33,372
5% 10/1/32	60,000	78,717
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	17,625
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,443
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	27,515
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	138,363
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	49,180
Series 2012 B:
5% 10/1/25	40,000	43,313
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	241,131
Series 2016 A, 5% 10/1/41	20,000	23,168
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	30,000	15,122
0% 10/1/44	50,000	22,184
0% 10/1/46	10,000	4,063
Series 2016:
0% 10/1/31	5,000	3,711
0% 10/1/32	15,000	10,649
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	74,773
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	67,178
Series 2015 B, 5% 7/1/27	40,000	47,032
Series 2015 D, 3% 7/1/39	10,000	10,815
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	128,109
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	26,336
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	5,000	5,426
Series 2019 B, 3% 10/1/49	10,000	10,625
Series 2019, 5% 10/1/46	40,000	49,478
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	11,865
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	77,605
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	21,931
Series 2016 B, 4% 10/1/36	30,000	32,692
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,283
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,221
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	40,000	47,478
Series 2012, 5% 6/1/22	100,000	108,074
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	108,511
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	68,424
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	84,458
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	140,531

TOTAL FLORIDA		3,023,590

Georgia - 1.8%
Atlanta Arpt. Rev. Series 2012 C, 5% 1/1/37 (b)	140,000	146,131
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/29	5,000	5,995
5% 11/1/35	30,000	35,534
5% 11/1/40	40,000	47,291
5% 11/1/43	25,000	29,425
Series 2018 C, 4% 11/1/37	15,000	17,583
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,072
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,878
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	22,204
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	135,296
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,707
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	90,000	97,551
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	64,591
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,751
Series 2016 E, 5% 12/1/23	195,000	224,734
Series 2016 F, 5% 1/1/26	25,000	31,082
Series 2017 A, 5% 2/1/27	40,000	51,334
Series 2017 C, 5% 7/1/27	45,000	58,428
Series 2018 A:
3% 7/1/33	25,000	28,289
5% 7/1/27	5,000	6,492
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	65,000	73,743
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,714
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2019 A, 3.125% 7/1/46	25,000	26,608
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	20,834
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	100,000	137,296

TOTAL GEORGIA		1,363,563

Hawaii - 0.9%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	37,755
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	12,236
Series 2016 FG, 5% 10/1/30	30,000	37,324
Series FN 5% 10/1/22	10,000	10,969
Series FT:
5% 1/1/27	50,000	63,449
5% 1/1/32	65,000	82,397
Series FW, 3.5% 1/1/38	35,000	39,281
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	118,444
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	270,231
Series 2018 A, 3.375% 7/1/42	40,000	43,478

TOTAL HAWAII		715,564

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	31,087
Series 2015 ID, 5.5% 12/1/29	20,000	24,113

TOTAL IDAHO		55,200

Illinois - 4.8%
Chicago Gen. Oblig.:
Series 1999, 0% 1/1/31	40,000	28,663
Series 2002 B, 5% 1/1/26	15,000	15,855
Series 2007 E, 5.5% 1/1/35	45,000	47,249
Series 2011 A, 5% 1/1/40	35,000	35,100
Series 2014 A, 5.25% 1/1/30	30,000	31,181
Series 2015 A:
5% 1/1/26	15,000	15,855
5.5% 1/1/33	20,000	21,067
Series 2015 C, 5% 1/1/27	50,000	53,335
Series 2019 A, 5% 1/1/40	15,000	15,373
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	72,620
Series 2014 B, 5% 1/1/27	5,000	5,625
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	5,000	5,019
Series 2012 A, 5% 1/1/24 (b)	20,000	21,063
Series 2013 B, 5% 1/1/26	55,000	60,501
Series 2013 D, 5% 1/1/44	15,000	16,167
Series 2015 B, 5% 1/1/28	45,000	52,726
Series 2017 B, 5% 1/1/33	30,000	35,472
Series 2017 D, 5% 1/1/42 (b)	35,000	40,078
Series 2018 B:
5% 1/1/37	45,000	54,430
5% 1/1/38	20,000	24,116
5% 1/1/48	10,000	11,796
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	85,000	90,029
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	37,071
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	35,570
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	17,948
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	42,456
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,909
Series 2014 A, 5% 10/1/21	25,000	26,192
Series 2016:
3.25% 5/15/39	160,000	164,149
3.25% 11/15/45	15,000	15,485
4% 1/1/25	145,000	167,471
4% 7/1/30	60,000	69,185
4% 12/1/31	25,000	27,477
5% 7/1/24	360,000	422,996
Series 2018 A:
5% 10/1/41	25,000	30,276
5% 10/1/48	20,000	23,975
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,653
4% 1/1/29	70,000	70,433
4% 1/1/30	35,000	35,179
Series 2013:
5% 7/1/22	5,000	5,223
5% 7/1/23	15,000	15,831
5.25% 7/1/31	85,000	88,124
Series 2014, 5% 4/1/27	55,000	58,099
Series 2016, 5% 2/1/27	65,000	71,403
Series 2017 A, 4.5% 12/1/41	35,000	34,801
Series 2017 B, 5% 12/1/24	65,000	69,964
Series 2017 C, 5% 11/1/29	10,000	10,655
Series 2017 D, 3.25% 11/1/26	40,000	39,391
Series 2018 B, 5% 10/1/24	20,000	21,479
Series 2019 B, 5% 9/1/25	30,000	32,589
Illinois Hsg. Dev. Auth. Rev. Series D, 3% 10/1/41	55,000	55,000
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	5,000	5,071
4.25% 6/15/30	45,000	45,550
Series 2013:
5% 6/15/23	140,000	151,623
5% 6/15/24	20,000	21,595
5% 6/15/25	5,000	5,396
Series 2016 A, 3% 6/15/33	25,000	24,116
Series 2016 C, 4% 6/15/23	75,000	79,258
Series 2016 D, 3% 6/15/31	35,000	34,444
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	28,050
Series 2015 A, 5% 1/1/40	25,000	28,995
Series 2016 A, 5% 12/1/31	50,000	59,688
Series B:
5% 1/1/27	25,000	31,117
5% 1/1/30	50,000	66,146
Series C, 5% 1/1/30	30,000	39,687
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	77,155
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	20,209
Series A:
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	47,849
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	5,203
Series 1998 A, 5.5% 12/15/23 (FGIC Insured) (Pre-Refunded to 12/15/23 @ 100)	40,000	43,011
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,707
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,319
Series 2002:
0% 12/15/23	30,000	28,391
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,075
Series 2012 B:
4.25% 6/15/42	20,000	20,206
5% 12/15/28	20,000	20,872
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	3,950
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	55,833
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	60,954
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,393

TOTAL ILLINOIS		3,613,167

Indiana - 1.6%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	55,090
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	54,856
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	85,512
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	43,181
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	66,722
Series 2019 E, 5% 2/1/36	25,000	32,288
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	116,750
5% 1/1/31	65,000	75,699
Series 2016 C, 5% 1/1/24	150,000	172,233
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	130,000	154,099
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	129,157
5% 2/1/54	25,000	30,549
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	50,234
Series 2011 A, 5.5% 2/1/33	45,000	45,769
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,581
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	71,380

TOTAL INDIANA		1,188,100

Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	55,000	59,951
Iowa Fin. Auth. Rev. Series 2020 A, 5% 8/1/36	105,000	140,678
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	39,500

TOTAL IOWA		240,129

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,913
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	56,604
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	49,106

TOTAL KANSAS		137,623

Kentucky - 0.6%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	88,016
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,190
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,626
5% 9/1/42	5,000	5,572
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,447
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	98,541
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	41,668
Series 2017 A, 3.25% 5/15/46	100,000	106,361

TOTAL KENTUCKY		441,421

Louisiana - 1.6%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,838
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	65,748
Louisiana Gas & Fuel Tax Rev. Series A, 4.5% 5/1/39	105,000	120,515
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	35,000	36,864
Series 2014 D1, 3% 12/1/29	40,000	43,071
Series 2017 A, 5% 4/1/25	25,000	30,119
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	180,000	200,167
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	55,128
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42	30,000	31,460
Series 2017 A, 3.75% 7/1/47	30,000	31,734
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,639
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	58,108
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	33,081
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	106,183
5% 7/1/30	295,000	308,859
New Orleans Wtr. Series 2015, 5% 12/1/40	25,000	28,582
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	30,000	39,252

TOTAL LOUISIANA		1,250,348

Maryland - 1.3%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	48,428
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	95,859
Series 2018, 3% 5/1/31	40,000	44,786
Maryland Gen. Oblig.:
Series 2016, 5% 6/1/22	80,000	86,459
Series 2017 B, 5% 8/1/25	30,000	36,781
Series 2019 1, 5% 3/15/31	70,000	93,007
Series 2019, 5% 3/15/30	50,000	66,828
Series A:
5% 3/15/29	100,000	130,709
5% 3/15/30	30,000	38,940
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	55,000	59,822
Series 2017 MD, 4% 12/1/46	15,000	16,619
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,016
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	101,458
Series 2015 B, 3% 12/1/29	70,000	74,421
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,252
5% 6/1/34	65,000	79,294

TOTAL MARYLAND		1,024,679

Massachusetts - 3.3%
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	163,095
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	38,247
Series 2007, 5.25% 7/1/28	40,000	53,483
Series A, 5.25% 7/1/28	20,000	26,741
Series B, 5% 7/1/33	5,000	5,934
Series C, 5.5% 7/1/23	65,000	74,415
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,278
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	26,227
Series 2017, 4% 4/1/41	30,000	33,950
Series BB1, 4% 10/1/46	25,000	27,259
Series C, 3% 10/1/45 (FSA Insured)	10,000	10,182
Series D, 4% 7/1/45	25,000	25,803
Series F, 5% 8/15/24	110,000	127,488
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	68,209
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,859
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	158,331
Series 2016 B:
4% 7/1/33	75,000	86,559
5% 7/1/27	5,000	6,457
Series 2016 G, 3% 9/1/46	10,000	10,462
Series 2017 E, 5% 11/1/24	60,000	71,614
Series 2017 F, 5% 11/1/44	20,000	24,494
Series 2019 A, 5% 1/1/49	70,000	86,955
Series 2019 G, 5% 9/1/32	75,000	88,113
Series B:
2% 3/1/34	70,000	71,526
5% 7/1/26	40,000	50,374
5% 7/1/27	20,000	25,830
Series C, 5% 5/1/31	135,000	151,203
Series D, 5% 7/1/26	40,000	50,374
Series E:
5% 11/1/23	60,000	68,898
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	120,148
5% 11/1/26	20,000	25,427
Series F, 5% 11/1/40	15,000	18,530
Series G, 5% 9/1/33	55,000	64,518
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	94,810
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	25,000	26,790
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	73,667
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	26,252
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	59,956
Series 2016 B, 5% 11/15/46	30,000	36,379
Series B, 4% 2/15/42	65,000	70,179
Series C, 5% 11/15/34	35,000	43,346
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,264
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	198,056

TOTAL MASSACHUSETTS		2,533,682

Michigan - 1.7%
Detroit City School District Series 2005 A, 5.25% 5/1/29 (FSA Insured)	180,000	238,819
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,820
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	100,000	103,822
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	18,002
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	65,000	81,070
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	16,970
Series 2016 I, 5% 10/15/21	120,000	126,023
Series I:
5% 10/15/28	25,000	31,202
5% 10/15/30	15,000	18,542
Michigan Fin. Auth. Rev.:
(Charter Co. of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	11,271
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	23,006
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	67,318
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	23,467
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	34,618
Series 2016:
3.25% 11/15/42	25,000	25,787
5% 11/15/23	55,000	62,498
Series 2019 A, 4% 2/15/47	40,000	44,918
Sseries 2016, 4% 11/15/46	50,000	54,479
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	45,004
Series 2010 F, 4% 11/15/47	30,000	33,499
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.1% 12/1/31	50,000	53,811
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	41,873
5% 6/30/28 (b)	15,000	18,369
5% 12/31/31 (b)	20,000	24,200
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/34	50,000	61,420

TOTAL MICHIGAN		1,270,808

Minnesota - 1.0%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	26,729
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	159,809
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	147,104
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	41,978
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	44,336
Series 2017 A, 5% 10/1/28	25,000	32,380
Series 2018 A, 5% 8/1/23	125,000	142,034
Series 2018 B, 3.25% 8/1/36	5,000	5,537
Series 2019 B, 5% 8/1/27	20,000	25,996
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	144,736
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	18,069

TOTAL MINNESOTA		788,708

Mississippi - 0.6%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,846
Mississippi Dev. Bank Spl. Oblig.:
(Mississippi Dept. of Correction Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/27	50,000	61,884
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	65,000	78,835
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	82,833
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	169,253
5% 10/15/28	25,000	31,585

TOTAL MISSISSIPPI		443,236

Missouri - 0.9%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2012 B, 5% 5/1/32 (Pre-Refunded to 5/1/22 @ 100)	100,000	107,637
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	31,091
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	39,621
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	135,000	141,295
Series 2014 A, 5% 6/1/29	55,000	62,398
Series 2016, 5% 11/15/28	10,000	12,104
Series 2017 C, 3.625% 11/15/47	25,000	26,559
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	45,000	47,309
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,099
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	43,741
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	55,637
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	57,020

TOTAL MISSOURI		675,511

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	80,001
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,170
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	51,835

TOTAL NEBRASKA		127,005

Nevada - 0.7%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	48,951
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	62,646
Series 2019 A:
5% 12/1/24	45,000	53,566
5% 12/1/28	40,000	52,591
Series 2019, 5% 6/1/25	25,000	30,278
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,225
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	20,926
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	82,747
Las Vegas Convention & Visitors Auth. Series 2018 B, 4% 7/1/49	45,000	47,344
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	50,000	52,672
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	52,315

TOTAL NEVADA		516,261

New Jersey - 3.7%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	42,425
5% 11/1/31	35,000	41,549
Series UU:
5% 6/15/40	10,000	10,783
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,883
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	17,518
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	111,828
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	32,920
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,077
Series 2013 NN:
4% 3/1/29	20,000	20,674
5% 3/1/26	15,000	16,128
5% 3/1/31	40,000	42,547
Series 2013, 5% 3/1/24	10,000	10,810
Series 2014 PP, 4% 6/15/30	20,000	20,937
Series 2014 UU, 5% 6/15/30	40,000	43,758
Series 2015 XX:
4% 6/15/24	10,000	10,795
5% 6/15/21	50,000	51,414
Series PP, 5% 6/15/30	5,000	5,470
Series UU, 4% 6/15/32	5,000	5,208
Series WW:
5% 6/15/37	30,000	32,793
5.25% 6/15/28	30,000	34,073
New Jersey Edl. Facility:
Series 2014:
5% 6/15/24	5,000	5,612
5% 6/15/28	50,000	55,002
Series 2015 A, 5% 7/1/22	50,000	54,230
Series A, 4% 7/1/47	40,000	41,731
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,607
Series 2014:
4% 6/1/34	10,000	10,930
5% 6/1/21	55,000	56,537
Series 2016, 5% 6/1/24	25,000	28,700
Series O:
5.25% 8/1/21	10,000	10,370
5.25% 8/1/22	30,000	32,421
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,361
5% 10/1/27	15,000	17,114
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	47,326
Series 2016, 3% 7/1/32	25,000	25,518
Series 2017 A, 4% 7/1/52	25,000	27,530
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (b)	50,000	52,718
Series 2018 B, 5% 12/1/22 (b)	75,000	80,993
Series 2019 A, 5% 12/1/27	35,000	43,064
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	33,429
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	29,986
Series 2005 A, 5.25% 1/1/28 (FSA Insured)	50,000	65,080
Series 2012 B, 5% 1/1/28	45,000	49,129
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	16,263
Series 2014 A:
5% 1/1/27	50,000	57,516
5% 1/1/29	45,000	51,674
Series 2015 E, 5% 1/1/45	45,000	51,172
Series 2016 A, 5% 1/1/33	50,000	58,768
Series 2017 B, 4% 1/1/35	30,000	34,304
Series 2017 E, 5% 1/1/29	15,000	18,938
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	27,570
0% 12/15/25	60,000	53,668
0% 12/15/32 (FSA Insured)	40,000	28,466
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,780
Series 2008 A:
0% 12/15/23	45,000	42,130
0% 12/15/37	45,000	23,994
0% 12/15/38	35,000	17,793
Series 2010 A:
0% 12/15/25	40,000	35,504
0% 12/15/27	30,000	24,836
0% 12/15/29	20,000	15,260
0% 12/15/32	65,000	43,454
0% 12/15/33	15,000	9,586
Series 2011 A, 5% 6/15/26	35,000	35,883
Series 2011 B, 5.5% 6/15/31	35,000	35,866
Series 2015 AA, 5.25% 6/15/32	70,000	78,229
Series 2016 A, 5% 6/15/30	25,000	28,754
Series 2016 A-2, 5% 6/15/23	25,000	27,477
Series 2019 AA, 4.5% 6/15/49	65,000	69,234
Series 2019 BB, 4% 6/15/50	30,000	30,866
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	42,424
5% 6/15/30	50,000	57,566
Series A1, 4.1% 6/15/31	15,000	16,272
Series AA:
4% 6/15/36	20,000	21,187
5% 6/15/23	45,000	49,269
5% 6/15/44	10,000	10,571
5.25% 6/15/27	20,000	22,858
Series C, 5.25% 6/15/32	65,000	72,112
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	161,355
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	27,438

TOTAL NEW JERSEY		2,805,015

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	76,150
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	43,568
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	33,846
5% 7/1/25	65,000	78,436

TOTAL NEW MEXICO		232,000

New York - 14.9%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,264
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	74,291
5% 7/1/37	100,000	113,820
Series 2017 A:
5% 7/1/24	30,000	35,152
5% 10/1/29	15,000	18,584
5% 10/1/47	30,000	47,144
Series 2018 A, 5% 7/1/21	35,000	36,273
Series 2018 B, 5% 10/1/38	45,000	56,772
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	40,000	42,888
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	133,002
4% 2/15/44	35,000	38,044
5% 2/15/30	55,000	66,554
5% 2/15/39	40,000	46,755
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	85,000	117,865
Series 2007, 5.5% 10/1/37	25,000	36,025
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	37,905
Series 2016 B, 5% 9/1/46	40,000	47,672
Series 2017:
5% 9/1/23	65,000	74,012
5% 9/1/47	30,000	36,116
Series 2018, 5% 9/1/35	20,000	25,269
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	36,437
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	70,000	76,768
New York City Gen. Oblig.:
Series 2013 J, 5% 8/1/21	85,000	88,391
Series 2016 A, 5% 8/1/26	150,000	180,936
Series 2016, 3% 8/1/34	25,000	26,190
Series 2017, 5% 8/1/27	25,000	31,613
Series 2018 1, 5% 8/1/28	10,000	12,610
Series 2018 B-1, 3.25% 10/1/42	55,000	57,903
Series 2020 A, 4% 8/1/44	20,000	22,584
Series A, 5.25% 8/1/25	15,000	17,026
Series D:
4% 12/1/41	50,000	56,312
4% 3/1/42	125,000	142,845
Series E, 5% 8/1/26	75,000	93,257
Series F, 5% 8/1/24	60,000	67,793
Series G, 4% 8/1/28	200,000	220,490
Series J, 5% 8/1/24	50,000	58,515
New York City Hsg. Dev. Corp. Series 2017 C2, 1.7% 7/1/21	30,000	30,048
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 E1, 3.25% 11/1/49	35,000	36,314
Series 2020 D1B, 2.4% 11/1/50	75,000	72,629
Series E1, 3.45% 5/1/59	10,000	10,427
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/37	50,000	31,200
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,790
0% 3/1/44	45,000	21,473
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	11,474
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	11,045
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD:
4% 6/15/38	65,000	69,914
5% 6/15/38	35,000	39,093
Series 2015 HH, 5% 6/15/29	65,000	78,355
Series 2016 BB, 5% 6/15/46	40,000	47,017
Series 2017 EE, 5% 6/15/36	60,000	73,909
Series 2018 AA, 5% 6/15/37	5,000	6,138
Series 2018 DD1, 5% 6/15/48	15,000	18,258
Series 2019 DD, 5.25% 6/15/49	65,000	81,097
Series 2020 CC1, 4% 6/15/49	35,000	40,212
Series CC:
4% 6/15/42	90,000	104,692
5% 6/15/30	25,000	33,733
Series DD, 5% 6/15/25	75,000	86,336
Series EE, 5% 6/15/32	10,000	12,185
Series FF, 4% 6/15/37	80,000	93,926
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	206,813
Series 2018 S2, 5% 7/15/24	70,000	82,173
Series 2018 S4, 5% 7/15/31	30,000	38,115
Series S1:
5% 7/15/26	50,000	61,237
5% 7/15/27	15,000	17,798
5% 7/15/35	35,000	42,711
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	87,251
Series 2014, 5% 11/1/25	30,000	34,819
Series 2016 A, 5% 5/1/40	15,000	17,858
Series 2016 B1, 5% 11/1/35	105,000	124,844
Series 2017 F, 3% 5/1/34	50,000	53,311
Series 2018 A, 5% 8/1/38	55,000	67,428
Series 2018 B, 5% 8/1/45	50,000	60,397
Series 2019 C, 4% 11/1/37	30,000	34,495
Series A1:
5% 5/1/23	130,000	145,674
5% 8/1/24	50,000	58,745
Series B:
4% 8/1/38	100,000	113,759
4% 8/1/39	20,000	22,689
Series B1, 5% 11/1/28	30,000	36,296
Series C:
3.25% 11/1/43	140,000	148,803
5% 11/1/26	40,000	50,225
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,583
4% 4/1/28	75,000	87,218
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	239,654
Series 2014 C, 5% 3/15/28	205,000	235,982
Series 2016 D, 5% 2/15/26	115,000	142,027
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	117,046
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	249,105
5% 7/1/30	20,000	26,511
Series 2014 A, 5.5% 1/1/39	20,000	21,273
Series 2014, 5% 7/1/22	85,000	91,816
Series 2015 A:
4.125% 5/1/42	50,000	53,629
5% 5/1/21	75,000	76,851
5% 7/1/21	105,000	108,254
5% 5/1/33	40,000	45,767
Series 2018 A:
5% 10/1/22	195,000	212,131
5% 8/1/25	100,000	116,627
Series 2019 A:
5% 7/1/23	90,000	101,936
5% 7/1/27	20,000	25,541
Series 2020 A2, 5% 7/1/31	25,000	34,607
Series 2020, 3% 2/1/50	55,000	56,845
New York Dorm. Auth. Sales Tax Rev. Series 2017 A:
5% 3/15/43	75,000	89,576
5% 3/15/44	210,000	250,391
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	11,123
Series 2019 B, 5% 6/15/31	25,000	33,575
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	65,594
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	80,000	53,158
5% 11/15/23	260,000	281,050
5% 11/15/25	195,000	209,990
Series 2016 A, 5% 11/15/26	90,000	108,605
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 4% 11/15/33	65,000	64,084
Series 2012 F, 5% 11/15/25	5,000	5,148
Series 2014 A1, 5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	57,510
Series 2014 B, 5% 11/15/20	40,000	40,100
Series 2016 C2A, 3% 11/15/38	25,000	20,780
Series 2016 D:
3% 11/15/32	50,000	44,033
5% 11/15/27	10,000	10,605
Series 2017 A1, 4% 11/15/48	30,000	29,063
Series 2017 B, 5% 11/15/23	145,000	152,208
Series 2017 C1:
4% 11/15/34	55,000	54,181
5% 11/15/24	20,000	21,173
5% 11/15/25	45,000	47,963
5% 11/15/28	25,000	26,746
Series 2017 D, 4% 11/15/42	85,000	82,923
Series 2018 B:
5% 11/15/25	35,000	37,305
5% 11/15/27	165,000	176,393
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	42,921
Series 2020 A, 5% 11/15/47	65,000	69,502
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	139,224
Series 2017 B:
5% 2/15/39	15,000	18,285
5% 2/15/43	50,000	60,385
Series 2018 A, 5% 3/15/32	50,000	63,240
Series 2019 A:
5% 3/15/39	100,000	123,471
5% 3/15/40	90,000	110,813
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,722
Series 2019 A, 5% 2/15/49	30,000	38,158
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,459
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	61,343
Series L, 3.45% 11/1/42	25,000	26,788
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	26,183
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,138
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	40,000	45,878
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	85,385
New York Thruway Auth. Gen. Rev.:
Series 2014 K:
5% 1/1/23	60,000	65,845
5% 1/1/26	80,000	94,542
Series 2016 A, 5% 1/1/51	30,000	34,104
Series K:
5% 1/1/28	10,000	11,731
5% 1/1/29	90,000	105,206
Series L, 5% 1/1/34	70,000	85,999
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	32,612
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 7/1/41 (b)	30,000	30,619
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	30,000	31,323
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	44,359
Series 2016 A, 5% 3/15/26	20,000	24,735
Series 2019 A:
5% 3/15/42	15,000	18,249
5% 3/15/44	25,000	30,312
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	70,617
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/39	25,000	32,022
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,434
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,378
5% 5/1/27	15,000	16,218
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,009
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B, 5% 11/15/29	140,000	153,220
Series 2013 A, 0% 11/15/32	35,000	26,492
Series 2013 B, 4% 11/15/23	50,000	55,355
Series 2016 A:
5% 11/15/31	50,000	60,204
5% 11/15/41	25,000	29,476
Series 2018 C, 5% 11/15/37	25,000	31,176
Series 2019 A, 5% 11/15/49	45,000	55,116
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	86,622
Series 2017:
5% 12/15/38	25,000	31,279
5% 12/15/41	50,000	62,072
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	46,037

TOTAL NEW YORK		11,261,721

New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (b)	75,000	83,590
Series 189, 5% 5/1/30	20,000	23,448
Series 194:
5% 10/15/25	25,000	30,306
5% 10/15/30	35,000	41,551
5% 10/15/32	55,000	64,821
5% 10/15/35	100,000	117,165
Series 198, 5% 11/15/46	15,000	17,814
Series 202, 5% 10/15/30 (b)	20,000	24,063
Series 207, 5% 9/15/26 (b)	185,000	227,848
Series 209, 5% 7/15/31	30,000	37,711
Series 214, 5% 9/1/33 (b)	105,000	131,212

TOTAL NEW YORK AND NEW JERSEY		799,529

North Carolina - 1.0%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	37,948
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	132,647
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	108,052
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	54,279
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	77,167
Series 2016 A, 5% 6/1/27	20,000	25,072
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/28	50,000	59,167
Series 2019, 5% 3/1/34	40,000	51,510
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	36,338
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	85,000	105,105
Wake County Series 2019 A, 3% 3/1/36	50,000	55,692

TOTAL NORTH CAROLINA		742,977

Ohio - 1.6%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,710
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	76,976
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	52,284
Series 2018 A, 5% 4/1/30	120,000	158,136
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	61,387
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,076
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	76,856
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	72,666
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	25,373
Series 2015 C:
5% 11/1/28	35,000	42,234
5% 11/1/30	50,000	60,108
Series 2017 C, 5% 8/1/26	25,000	31,624
Series 2018 A, 5% 2/1/29	25,000	30,863
Series S, 5% 5/1/29	50,000	62,196
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,921
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	22,978
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	25,307
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,580
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	25,000	13,829
(Infrastructure Proj.) Series A, 0% 2/15/41	60,000	35,594
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	70,832
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	38,320
Series 2019 B, 3% 6/1/46	55,000	59,171
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,660
Westerville City School District Series 2020, 3% 12/1/50	50,000	52,127

TOTAL OHIO		1,219,808

Oklahoma - 0.3%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,434
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,444
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,658
Series 2017 D, 5% 1/1/26	65,000	80,241
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	97,402

TOTAL OKLAHOMA		245,179

Oregon - 0.8%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,545
Clackamas County School District No. 46:
Series 2009, 0% 6/15/36	85,000	61,531
Series B, 0% 6/15/34	35,000	27,017
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	38,108
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	19,326
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/45	50,000	61,824
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,984
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	16,480
Oregon Gen. Oblig. Series A, 4% 5/1/37	110,000	133,428
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,795
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	45,000	46,096
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	115,000	125,900

TOTAL OREGON		583,034

Pennsylvania - 3.0%
Allegheny County Series C77, 5% 11/1/43	25,000	30,963
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,600
Bristol School District Series 2013, 5% 6/1/40	20,000	22,054
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	68,075
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	5,000	5,881
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	38,060
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,750
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	66,875
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	36,498
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	65,039
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 5% 11/15/28	90,000	113,026
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	26,482
5% 12/31/28 (b)	35,000	40,782
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	43,874
Series 2015 1, 5% 3/15/29	60,000	71,501
Series 2015:
4% 8/15/34	175,000	197,894
5% 8/15/32	60,000	71,636
Series 2016 2, 3% 9/15/36	45,000	48,028
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 A, 5% 11/1/40	160,000	160,613
Series 2016 C:
3% 8/15/41	35,000	36,292
5% 8/15/25	35,000	42,364
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,068
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,681
Series 2017 123B, 3.45% 10/1/32	10,000	10,867
Series 2017 125B, 3.65% 10/1/42	30,000	31,624
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	40,000	39,032
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	29,177
Series 2014 A, 0% 12/1/39 (c)	5,000	5,137
Series 2014 C, 5% 12/1/39	30,000	33,795
Series 2014, 5% 12/1/33	55,000	62,888
Series 2015 A1, 4% 12/1/41	60,000	64,468
Series 2017 A1, 5% 12/1/30	40,000	50,208
Series 2017 B, 5.25% 6/1/47	55,000	65,035
Series 2017, 5% 12/1/40	50,000	59,194
Series 2019 A, 5% 12/1/35	35,000	43,761
Series 2019, 5% 12/1/32	30,000	38,292
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	118,766
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,679
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	56,895
Series 2015 B, 5% 8/1/25	20,000	24,019
Series 2017 A:
5% 8/1/22	30,000	32,399
5% 8/1/23	40,000	44,894
Series 2019 B, 5% 2/1/21	75,000	76,087
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	63,050
Series 2018 B, 4% 9/1/43	30,000	34,470
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,311

TOTAL PENNSYLVANIA		2,283,084

Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,155
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	50,000	51,409
Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	16,544

TOTAL PUERTO RICO		67,953

Rhode Island - 0.2%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	30,000	32,773
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	40,000	44,894
5% 5/15/31	50,000	56,324

TOTAL RHODE ISLAND		133,991

South Carolina - 1.0%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2010 A, 5% 1/1/22	45,000	45,507
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	37,319
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	139,089
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,197
Series 2014 C:
5% 12/1/29	40,000	46,265
5% 12/1/36	45,000	51,114
Series 2015 A, 5% 12/1/21	250,000	262,948
Series 2016 A, 3.25% 12/1/35	15,000	15,886
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	103,286

TOTAL SOUTH CAROLINA		729,611

Tennessee - 1.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	19,894
3.25% 8/1/44	30,000	30,509
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	32,191
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	65,568
Series 2016 A, 4% 1/1/42	10,000	10,918
Series 2019, 4% 11/15/43	55,000	61,349
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	97,848
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,379
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	61,020
4% 7/1/54	35,000	38,661
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	81,088
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	30,000	34,205
Series 2006 A, 5.25% 9/1/26	30,000	37,267
Series 2006 C:
5% 2/1/24	10,000	11,418
5% 2/1/27	15,000	18,399
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	61,690
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.1% 7/1/28	55,000	56,198
Tennessee Hsg. Dev. Agcy. Residentential:
Series 2015 2, 3.875% 7/1/35	15,000	16,131
Series 2018 3, 3.75% 7/1/38	35,000	37,470
Series 2020 1A, 2.4% 1/1/44	30,000	30,191
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	20,000	21,288
Series A, 5% 11/1/42	105,000	129,144

TOTAL TENNESSEE		1,030,826

Texas - 9.0%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	62,676
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	134,766
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	63,154
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	82,671
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	68,638
Series 2017, 4% 8/1/33	20,000	23,073
Series 2019, 4% 8/1/35	25,000	29,912
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	60,244
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	37,583
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	113,203
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	91,050
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	88,358
Series 2016, 3.375% 1/1/41	20,000	20,871
City of Denton Series 2017, 4% 2/15/47	50,000	56,691
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	22,096
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	11,156
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	173,102
Series 2019, 5% 2/15/30	45,000	59,603
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	85,000	85,336
Series 2012 C, 5% 11/1/45	85,000	88,587
Series 2013 D, 5.25% 11/1/25	30,000	31,503
Series 2013 F, 5% 11/1/21	20,000	21,022
Series 2014 A, 5.25% 11/1/27 (b)	40,000	45,052
Series 2020 A, 5% 11/1/30	55,000	73,456
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,360
Denton Independent School District Series 2014, 5% 8/15/38	65,000	75,685
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	105,000	122,054
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,685
Series 2019, 4% 8/15/39	35,000	41,680
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	46,342
0% 10/1/46 (c)	40,000	45,280
0% 10/1/48 (c)	30,000	33,970
Series 2018 A, 5% 10/1/37	40,000	50,214
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32	200,000	208,378
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	81,076
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	121,147
Series 2016 A, 5% 8/15/33	15,000	18,351
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	40,000	45,232
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	44,216
Series 2014 C, 5% 11/15/30	170,000	180,708
Series 2014:
0% 11/15/48 (FSA Insured)	10,000	2,994
0% 11/15/49 (FSA Insured)	25,000	7,085
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	66,643
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	58,039
0% 9/1/33 (AMBAC Insured)	80,000	56,966
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	27,256
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	38,863
Series 2017:
5% 2/15/22	10,000	10,666
5% 2/15/23	20,000	22,263
5% 2/15/27	50,000	63,840
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	87,347
Series 2017 B, 5% 11/15/29	45,000	57,895
Series 2019 B, 4% 11/15/44	55,000	64,990
Houston Wtr. & Swr. Sys. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,765
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	24,901
Leander Independent School District:
Series 2014 D:
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,430
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	37,035
Series 2016 A, 0% 8/16/44 (Pre-Refunded to 8/16/44 @ 100)	15,000	6,517
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2010, 5.25% 11/1/40	255,000	255,543
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	24,139
Midland County No. 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,092
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	66,231
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	30,107
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,669
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	46,129
Series 2014 B, 5% 1/1/31	125,000	141,316
Series 2015 A, 5% 1/1/27	100,000	117,994
Series 2018:
4.25% 1/1/49	55,000	62,422
5% 1/1/48	20,000	23,719
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,063
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48	50,000	54,742
Series 2015:
5% 2/1/23	95,000	105,528
5% 2/1/27	40,000	49,304
5% 2/1/32	5,000	6,056
Series 2016, 5% 2/1/22 (Escrowed to Maturity)	20,000	21,258
5% 2/1/22	40,000	42,578
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	65,325
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	214,912
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	63,122
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	15,000	15,720
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	131,052
5% 10/1/23	50,000	57,159
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	83,309
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	98,888
Series 2015 A, 5% 10/1/24	55,000	65,324
Series 2016 A, 5% 4/1/30	50,000	61,776
Series 2017 B, 5% 10/1/33	25,000	31,679
Series 2018 B, 5% 8/1/24	45,000	53,115
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	40,000	39,837
Series A, 0% 8/15/29 (AMBAC Insured)	35,000	30,301
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A:
4% 8/15/38	25,000	25,942
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	125,363
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	74,213
Series 2018 A:
4% 10/15/32	50,000	60,157
4% 10/15/37	40,000	47,281
Series 2020, 5% 8/1/33	15,000	20,285
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	144,165
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	201,735
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	80,000	83,384
Series 2016 J:
5% 8/15/24	60,000	71,051
5% 8/15/26	55,000	69,431
Series 2017 B, 3.375% 8/15/44	40,000	43,058
Series 2019 A, 5% 8/15/31	85,000	113,299
Waller Independent School District Series 2020, 4% 2/15/50	100,000	118,665

TOTAL TEXAS		6,829,114

Utah - 0.2%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	45,000	57,303
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	40,969
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	15,000	18,144
5% 6/15/29	15,000	18,005
Series 2016, 4% 12/15/29	25,000	28,446

TOTAL UTAH		162,867

Virginia - 1.1%
Arlington County Series 2019, 4% 6/15/35	5,000	6,107
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	61,691
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	17,116
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,939
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	170,000	208,216
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	96,214
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Centaury College and Equip. Progs.) Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	110,129
(21st Century College and Equip. Prog.) Series 2016 A, 5% 2/1/23	40,000	44,433
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	78,259
Series 2017 E, 5% 2/1/24	5,000	5,797
Series 2017 A:
5% 2/1/23	45,000	50,076
5% 2/1/24	40,000	46,376
Virginia Commonwealth Trans. Board Rev. Series 2016, 3% 5/15/40	5,000	5,323
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	6,052
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	36,119
Series 2014, 4% 10/1/38	35,000	37,297

TOTAL VIRGINIA		825,144

Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	56,534
5% 11/1/41	85,000	102,949
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	46,745
Series 2016 A:
5% 7/1/26	40,000	41,371
5% 7/1/28	35,000	43,716
Series 2017 A, 5% 7/1/26	50,000	54,011
Series 2018 C, 5% 7/1/33	30,000	38,498
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	67,445
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,403
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,110
King County School District 210 Series 2018, 5% 12/1/30	80,000	102,370
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	86,153
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	94,354
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	130,196
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	10,336
Washington Gen. Oblig.:
Series 2012 D, 5% 7/1/22	150,000	162,717
Series 2013 A, 4% 8/1/35	65,000	68,506
Series 2014 A, 5% 8/1/26	40,000	45,402
Series 2014 B:
5% 8/1/29	5,000	5,662
5% 8/1/31	170,000	191,874
Series 2015 B, 5% 2/1/28	85,000	102,098
Series 2015 H:
5% 7/1/26	30,000	35,914
5% 7/1/29	40,000	47,810
Series 2016 A1, 5% 8/1/29	10,000	12,212
Series 2016 C, 5% 2/1/35	20,000	24,349
Series 2017 R-A, 5% 8/1/23	100,000	113,596
Series 2018 A, 5% 8/1/22	135,000	146,991
Series 2018 C, 5% 8/1/28	55,000	70,695
Series 2018 D, 5% 8/1/28	30,000	38,561
Series 2020 A, 5% 1/1/26	30,000	37,245
Series 2020 E, 5% 6/1/45	15,000	19,181
Series R, 5% 7/1/29	100,000	119,525
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	52,246
Series 2012 A, 5% 10/1/38	40,000	44,746
Series 2017 B, 3.5% 8/15/38	60,000	64,779
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	63,552
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	29,524
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,057

TOTAL WASHINGTON		2,455,433

West Virginia - 0.4%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	81,950
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	100,033
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	31,386
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	80,381

TOTAL WEST VIRGINIA		293,750

Wisconsin - 0.9%
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	46,941
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	47,411
5% 3/1/46	50,000	56,806
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	50,908
Series 2016 2, 5% 11/1/29	70,000	87,555
Series 3, 5% 11/1/31	30,000	37,743
Series A, 4% 5/1/27	30,000	35,808
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	65,530
Series 2014 A, 5% 11/15/25	40,000	46,769
Series 2016 A:
3.5% 2/15/46	20,000	20,443
4% 11/15/39	40,000	44,868
Series 2017 A, 5% 4/1/28	35,000	43,665
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	36,422	37,954
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	12,127
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	30,286

TOTAL WISCONSIN		664,814

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,957
TOTAL MUNICIPAL BONDS
(Cost $73,116,817)		74,310,566
	Shares	Value

Money Market Funds - 1.0%
Fidelity Municipal Cash Central Fund .16% (d)(e)
(Cost $768,983)	768,923	768,909
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $73,885,800)		75,079,475
NET OTHER ASSETS (LIABILITIES) - 0.8%		569,862
NET ASSETS - 100%		$75,649,337

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$324
Total	$324

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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